Segment Information - Schedule of Significant Segment Expenses and Other Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Significant Segment Expenses and Other Segment [Line Items]
Revenue	$ 78,009	$ 74,349
Employee benefit expense, net of government subsidies		(56,498)
Other direct cost to revenue		(8,318)
Sales and marketing expenses	(864)	(2,007)
Other operating income/ (expense), net		(27)
Consulting and professional fees		(2,319)
Goodwill impairment		(291)
Share based compensation	(30)	(1,768)
Other cost and expenses, net		(4,885)
Marketing expenses, General and Administrative	14,436	16,176
Income tax benefit	(366)	(456)
Net loss	(2,967)	$ (2,220)
Segment [Member]
Schedule of Significant Segment Expenses and Other Segment [Line Items]
Employee benefit expense, net of government subsidies	(55,025)
Other direct cost to revenue	(9,670)
Segment gross profit/ (loss)	13,314
Sales and marketing expenses	(424)
General and Administrative	(9,189)
Other operating income/ (expense), net	354
Research and development (including employee benefit expense)	(414)
Segment profit/ (loss)	3,641
Marketing expenses, General and Administrative	(5,273)
Other operating expense, net	(297)
Interest expense	(672)
Income tax benefit	(366)
Net loss	(2,967)
Facilities Services [Member]
Schedule of Significant Segment Expenses and Other Segment [Line Items]
Revenue	77,997
Employee benefit expense, net of government subsidies	(55,020)
Other direct cost to revenue	(9,518)
Segment gross profit/ (loss)	13,458
Sales and marketing expenses	(50)
General and Administrative	(7,713)
Other operating income/ (expense), net	424
Research and development (including employee benefit expense)
Segment profit/ (loss)	6,119
Robotic [Member]
Schedule of Significant Segment Expenses and Other Segment [Line Items]
Revenue	12
Employee benefit expense, net of government subsidies	(5)
Other direct cost to revenue	(152)
Segment gross profit/ (loss)	(145)
Sales and marketing expenses	(374)
General and Administrative	(1,476)
Other operating income/ (expense), net	(70)
Research and development (including employee benefit expense)	(414)
Segment profit/ (loss)	$ (2,479)